SCHEDULE OF DISCONTINUED OPERATIONS (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Discontinued Operations and Disposal Groups [Abstract]
Revenues	$ 82,592	$ 516,199	$ 1,690,949	$ 1,048,014
Cost of sales	48,840	306,819	1,044,048	419,573
Gross profit	33,752	209,380	646,901	628,441
Selling, general, administrative expenses	26,994	83,842	250,899	1,336,176
Marketing and e-commerce expenses	60,974	546,349	988,399	515,673
Royalty expenses	(55,194)	628,112	1,269,556	1,273,105
Total operating expenses	32,774	1,258,303	2,508,854	3,125,451
Operating income (loss)	978	(1,048,923)	(1,861,953)	(2,497,513)
Interest expense	4,398	456	456	13,181
Gain on settlement of debt		(3,500)	(3,500)
Other (income) expense	(14,722)	7,612	27,930	2,161
Total other (income) expense	(1,892,793)	4,568	24,886	15,342
Net income (loss)	1,893,771	(1,053,491)	(1,886,839)	(2,512,855)
Less: net income (loss) attributable to non-controlling interest	223,844	(122,756)	(227,061)	(294,411)
Net income (loss) attributable to MGO stockholders	1,669,927	(930,735)	(1,659,778)	(2,217,444)
Current assets
Cash	1,843		98,466	81,677
Accounts receivable			39,121	101,837
Inventories			117,531	69,546
Other current assets	7,008		7,864	7,864
Prepaid royalties				147,769
Prepaid expenses			4,721
Total current assets	8,851		267,703	408,693
Current liabilities
Accounts payable	120,854		115,333	684,466
Accrued liabilities	1,762		264,534	802,251
Current portion of loan payable				138,840
Total current liabilities	122,616		$ 379,867	$ 1,625,557
Gain on transfer of licensing rights	$ (1,882,469)